Dynamic Alternatives Fund
Schedule of Investments (Unaudited)
June 30, 2024

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						Initial		Available
		% of				Acquisition	Redemption	Redemption
Portfolio Funds*	Shares	Net Assets		Cost(1)	Fair Value	Date	Frequency(2)	Date

Hedge Funds

Centiva Offshore Fund, Ltd., Class A, Series 0621	65,572	5.0%		$ 6,912,774	$ 7,674,080	11/1/2022	Quarterly	9/30/2024	(3)
Centiva Offshore Fund, Ltd., Class A, Series 0324	4,500	0.3%		450,000	460,124	3/1/2024	Quarterly	9/30/2024	(3)
Centiva Offshore Fund, Ltd., Class A, Series 0424	2,500	0.2%		250,000	252,238	4/1/2024	Quarterly	9/30/2024	(3)
Centiva Offshore Fund, Ltd., Class A, Series 0524	4,000	0.3%		400,000	399,245	5/1/2024	Quarterly	9/30/2024	(3)
Centiva Offshore Fund, Ltd., Class A, Series 0624	12,000	0.8%		1,200,000	1,198,095	6/1/2024	Quarterly	9/30/2024	(3)
	88,572	6.6%		9,212,774	9,983,782

Corbin Hedged Equity Fund, LP		8.0%		10,656,299	12,243,680	11/1/2022	Monthly	7/31/2024

Mission Crest Macro Fund, Ltd., Class C, Series 0123	5,000	3.3%		5,000,000	5,053,198	1/3/2023	Monthly	7/31/2024
Mission Crest Macro Fund, Ltd., Class C, Series 0323		0.4%		600,000	614,282	3/1/2023	Monthly	7/31/2024
Mission Crest Macro Fund, Ltd., Class C, Series 0624	1,000	0.7%		1,000,000	1,000,057	6/1/2024	Monthly	7/31/2024
	6,000	4.4%		6,600,000	6,667,537

Pinehurst Institutional Ltd., Class B1, Series 1	2,852	4.6%		6,162,774	7,066,141	1/2/2024	Quarterly	9/30/2024	(3)
Pinehurst Institutional Ltd., Class B1, Series 152	611	0.8%		1,250,000	1,293,287	1/2/2024	Quarterly	9/30/2024	(3)
Pinehurst Institutional Ltd., Class B1, Series 153	168	0.2%		350,000	356,196	2/1/2024	Quarterly	9/30/2024	(3)
Pinehurst Institutional Ltd., Class B1, Series 154	213	0.3%		450,000	450,627	3/1/2024	Quarterly	9/30/2024	(3)
Pinehurst Institutional Ltd., Class B1, Series 155	118	0.2%		250,000	249,171	4/1/2024	Quarterly	9/30/2024	(3)
Pinehurst Institutional Ltd., Class B1, Series 156	189	0.3%		400,000	400,327	5/1/2024	Quarterly	9/30/2024	(3)
	4,151	6.4%		8,862,774	9,815,749

Total Investments - Hedge Funds		25.4%		35,331,847	38,710,748

Structured Credit

Waterfall Eden Fund, Ltd., Class B1	4	0.0%	(4)	4,239	3,716	3/1/2023	Quarterly	9/30/2024	(3)
Waterfall Eden Fund, Ltd., Class B2, Series 1	8,033	5.8%		8,020,761	8,892,413	3/1/2023	Quarterly	9/30/2024	(3)
Waterfall Eden Fund, Ltd., Class B2, Series 3	400	0.3%		400,000	419,899	3/1/2024	Quarterly	9/30/2024	(3)
Waterfall Eden Fund, Ltd., Class B2, Series 7	400	0.3%		400,000	408,022	3/1/2024	Quarterly	9/30/2024	(3)
	8,837	6.4%		8,825,000	9,724,050

Private Credit

NB Credit Opportunities II Cayman LP (5)		3.2%		4,878,512	4,945,218	6/1/2023	N/A	N/A

Merchants Healthcare Fund 1 Onshore		4.3%		6,400,000	6,627,279	4/1/2024	Quarterly	9/30/2024

		7.5%		11,278,512	11,572,497

Total Investments - Portfolio Funds		39.3%		55,435,359	60,007,295

Interval Funds

Private Credit

Cliffwater Corporate Lending Fund	2,294,057	16.5%		24,454,571	25,096,986	11/1/2022	Quarterly	8/14/2024

Structured Credit

1WS Credit Income Fund	460,636	5.8%		9,000,000	8,848,825	6/13/2024	Quarterly	7/10/2024

		22.3%		33,454,571	33,945,811

Business Development Companies

Private Credit

Blackstone Private Credit Fund, Class I	441,309	7.4%	11,000,000	11,284,265	2/1/2023	Quarterly	9/30/2024

Closed-End Funds

Private Equity

AMG Pantheon Fund, LLC, Class 2	428,538	6.8%	8,918,011	10,434,907	11/1/2022	Quarterly	9/30/2024

Stepstone Private Markets, Institutional Class	191,236	6.6%	9,710,000	9,984,420	12/18/2023	Quarterly	9/15/2024

Total Investments - Closed-End Funds		13.4%	18,628,011	20,419,327

Open-End Mutual Funds

Structured Credit

Axonic Strategic Income Fund, Institutional Class	1,198,352	7.1%	10,562,774	10,749,215

FPA New Income, Inc.	951,860	6.1%	9,100,000	9,271,113

Total Investments - Open-End Mutual Funds		13.2%	19,662,774	20,020,328

Money Market Funds

Goldman Sachs Financial Square Government Fund, Institutional Class, 5.35% (6)	10,895,008	7.2%	10,895,008	10,895,008

U.S. Treasury Obligations	Principal Amount

United States Treasury Bill, 5.27%, 7/23/2024 (7)	$ 879,000	0.6%	876,180	876,185

Total Investments		103.4%	$ 149,951,903	$ 157,448,219

Liabilities in Excess of Other Assets		(3.4)%		(5,197,684)

Net Assets		100.0%		$ 152,250,535

* Non-income producing security.
(1) There were $1,262,903 in unfunded commitments for NB Credit Opportunities II Cayman LP as of June 30, 2024. There were no other unfunded commitments as of June 30, 2024 for any other Portfolio Funds or securities.
(2) Certain redemptions may be subject to various restrictions and limitations such as redemption penalties on investments liquidated within a certain period subsequent to investment (e.g., a soft or hard lock-up), investor-level gates and/or Portfolio Fund-level gates. Redemption notice periods range from 10 to 100 days.
(3) Subject to 25% investor level quarterly gate.
(4) Amount is less than 0.05%.
(5) Subject to eight year hard lock-up, with three one-year extensions.
(6) Rate disclosed is the seven day effective yield as of June 30, 2024.
(7) The rate shown represents effective yield at time of purchase.